Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,307	$ 10,346	$ 9,608
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,599	8,604	8,548
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Account Value	$ 11,232	$ 10,198	$ 9,487